MARKETABLE SECURITIES (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Due in one year or less - Amortized cost	$ 597
Gross unrealized gains (losses), Amortized cost	597
Due in one year or less - Gross unrealized Gains	28
Gross unrealized gains	28
Due in one year or less - Gross unrealized Losses	0
Gross unrealized Losses	0
Due in one year or less - Estimated fair value	625
Available-for-sale Securities, Debt Securities	$ 625